Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net income (loss)	$ (1,033.3)	$ (2,616.9)
Items not affecting cash
Other loss	189.0	143.5
Deferred tax recovery	(159.4)	(938.8)
Share-based compensation	14.9	19.8
Depletion, depreciation, amortization and impairment	2,713.3	5,284.7
Accretion and financing	32.4	31.5
Unrealized (gains) losses on derivatives	269.6	(439.4)
Translation of US dollar long-term debt	(175.3)	324.5
Other	0.3	(2.5)
Realized gain on cross currency swap maturity	(32.4)	(70.3)
Decommissioning expenditures	(28.7)	(25.3)
Change in non-cash working capital	(47.5)	37.2
Cash flows from (used in) operations	1,742.9	1,748.0
INVESTING ACTIVITIES
Development capital and other expenditures	(1,306.2)	(1,817.8)
Capital acquisitions	(15.9)	(15.4)
Capital dispositions	917.1	243.3
Other long-term assets	18.8	162.1
Change in non-cash working capital	41.2	(81.6)
Cash flows from (used in) investing activities	(345.0)	(1,509.4)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	(0.8)	(1.7)
Common shares repurchased	122.6	0.0
Decrease in bank debt, net	(1,099.2)	(360.0)
Issuance of senior guaranteed notes	0.0	267.3
Repayment of senior guaranteed notes	(98.2)	(65.0)
Realized gain on cross currency swap maturity	32.4	70.3
Payments on lease liability	(34.1)	0.0
Cash dividends	(22.0)	(198.5)
Change in non-cash working capital	(11.2)	(0.3)
Cash flows from (used in) financing activities	(1,355.7)	(287.9)
Impact of foreign currency on cash balances	(0.6)	2.2
INCREASE (DECREASE) IN CASH	41.6	(47.1)
CASH AT BEGINNING OF YEAR	15.3	62.4
CASH AT END OF YEAR	56.9	15.3
Supplemental Information [Abstract]
Cash taxes paid	(0.5)	0.0
Cash interest paid	$ (159.1)	$ (177.1)